Foresters Life Insurance and Annuity Company
40 Wall Street
New York, NY 10005

May 5, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund D (the “Registrant”) – Post-Effective
Amendment No. 10 to the Registration Statement on Form N-4
(File Nos. 333-186359 and 811-08205)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s above-referenced Registration Statement on Form N-4, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2) The text of Post-Effective Amendment No. 10 was filed electronically with the SEC.

Should you have any questions regarding this letter, please contact me at (212) 858-8144.

Very truly yours,

/s/ Scott Richardson

Scott Richardson
Senior Vice President and General
Counsel/Chief Legal and Regulatory Officer

Foresters Financial Holding Company, Inc.
and its subsidiaries